Accounts payable and accrued liabilities	12 Months Ended
Dec. 31, 2013
Payables and Accruals [Abstract]
Accounts payable and accrued liabilities
6	Accounts payable and accrued liabilities

	$2013	$2012

Trade payables	140,457	677,615
Payable to related parties (note 9)	109,030	447,777

	249,487	1,125,392

During the year ended December 31, 2012, the Company issued 500,000 common shares valued at $253,050 (CDN $250,000) as partial settlement of the Company’s accounts payable balance with Valent (note 8). The fair value of the shares issued as partial settlement was based on the financing which occurred during the year ended December 31, 2012.